Vanguard® Inflation-Protected Securities Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.2%)
U.S. Government Securities (98.2%)
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	1,210,416	1,181,479
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	690,741	670,667
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	1,228,768	1,185,752
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	1,064,707	1,023,117
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	1,063,632	1,016,924
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	755,482	757,130
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	874,488	828,851
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	1,232,923	1,177,240
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	1,073,919	1,014,174
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	918,369	876,462
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	474,287	472,580
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	550,188	513,738
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	860,653	804,838
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	959,552	893,733
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	879,585	821,312
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	351,199	356,410
United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	1,799,618	1,658,742
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	954,410	890,285
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	1,007,748	935,466
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	387,309	383,375
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	453,511	492,411
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	919,461	863,712
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	750,950	705,776
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	364,544	376,962
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	539,309	603,348
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	873,336	786,950
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	978,826	865,030
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	1,100,103	968,254
United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	1,110,825	969,889
United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	1,249,910	1,089,365
United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	1,327,996	1,148,924
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	176,980	201,617
United States Treasury Inflation Indexed Bonds	0.625%	7/15/32	1,060,509	963,231
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	255,862	265,894
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	352,108	362,779
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	582,358	467,703
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	458,447	351,930
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	622,576	553,412
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	680,550	524,125
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	354,244	286,824
United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	435,225	341,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	318,390	257,694
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	297,885	242,308
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	432,150	283,193
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	445,523	279,563
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	569,938	360,753
	United States Treasury Note/Bond	1.250%	6/30/28	160,000	137,100
	United States Treasury Note/Bond	1.000%	7/31/28	100,000	84,219
	United States Treasury Note/Bond	1.125%	8/31/28	100,000	84,656
	United States Treasury Note/Bond	1.250%	9/30/28	60,000	51,075
	United States Treasury Note/Bond	1.375%	10/31/28	100,000	85,656
	United States Treasury Note/Bond	1.500%	11/30/28	100,000	86,203
	United States Treasury Note/Bond	2.875%	4/30/29	100,000	93,344
	United States Treasury Note/Bond	2.875%	5/15/32	125,000	115,625
	United States Treasury Note/Bond	2.750%	8/15/32	60,000	54,881
Total U.S. Government and Agency Obligations (Cost $36,599,073)					32,867,718
				Shares
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[2]	Vanguard Market Liquidity Fund (Cost $545,042)	2.828%		5,452,274	545,064
Total Investments (99.8%) (Cost $37,144,115)					33,412,782
Other Assets and Liabilities—Net (0.2%)					77,468
Net Assets (100%)					33,490,250
Cost is in $000.
1	Securities with a value of $2,284,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2022	71	7,633	(143)
10-Year U.S. Treasury Note	December 2022	4,663	522,547	(13,439)
				(13,582)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2022	(918)	(125,766)	8,851
				(4,731)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	32,867,718	—	32,867,718
Temporary Cash Investments	545,064	—	—	545,064
Total	545,064	32,867,718	—	33,412,782

Derivative Financial Instruments
Assets
Futures Contracts[1]	8,851	—	—	8,851
Liabilities
Futures Contracts[1]	13,582	—	—	13,582
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.